Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
September 30, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$26,974,295	—	—
Liabilities:
Warrant Liability - Public Warrants	1	300,000	—	—
Warrant Liability - Private Warrants	3	—	—	240,000

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2022	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$205,927,087	—	—
Liabilities:
Warrant Liability - Public Warrants	1	300,000	—	—
Warrant Liability - Private Warrants	3	—	—	240,000

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2022	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$205,927,087	—	—
Liabilities:
Warrant Liability - Public Warrants	1	300,000	—	—
Warrant Liability - Private Warrants	3	—	—	240,000

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2021	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$202,006,302	—	—
Liabilities:
Warrant Liability - Public Warrants	1	4,800,000	—	—
Warrant Liability - Private Warrants	3	—	—	4,192,000

Schedule of quantitative information regarding Level 3 fair value measurements

	September 30, 2023	December 31, 2022
Share Price	11.05	10.30
Exercise Price	11.50	11.50
Redemption Trigger Price	18.00	18.00
Term (years)	5.31	5.05
Probability of Acquisition	1.50%	4.00%
Volatility	0.00%	0.00%
Risk Free Rate	4.50%	3.91%
Dividend Yield	0.00%	0.00%

	December 31,2022	December 31,2021
Share Price	$10.27	$9.85
Exercise Price	$11.50	$11.50
Redemption Trigger Price	$18.00	$18.00
Term (years)	5.05	5.55
Probability of Acquisition	4.00%	85.00%
Volatility	0.00%	10.20%
Risk Free Rate	3.91%	1.30%
Dividend Yield	0.00%	0.00%

Schedule of changes in the fair value of warrant liabilities

	Public	Private	Total
	Warrants (Level 1)	Warrants (Level 3)	Warrants
Fair value as of December 31, 2022	$300,000	$240,000	$540,000
Change in fair value	600,000	480,000	1,080,000
Fair value as of March 31, 2023	$900,000	$720,000	$1,620,000
Change in fair value	(600,000)	(480,000)	(1,080,000)
Fair value as of June 30, 2023	$300,000	$240,000	$540,000
Change in fair value	—	—	—
Fair value as of September 30, 2023	$300,000	$240,000	$540,000

	Public	Private	Total
	Warrants (Level 1)	Warrants (Level 3)	Warrants
Fair value as of December 31, 2021	$4,800,000	$4,192,000	$8,992,000
Change in fair value	(1,900,000)	(1,552,000)	(3,452,000)
Fair value as of March 31, 2022	$2,900,000	$2,640,000	$5,540,000
Change in fair value	(2,200,000)	(1,920,000)	(4,120,000)
Fair value as of June 30, 2022	$700,000	$720,000	$1,420,000
Change in fair value	(300,000)	(320,000)	(620,000)
Fair value as of September 30, 2022	$400,000	$400,000	$800,000

	Public	Private	Total
	Warrants (Level 1)	Warrants (Level 3)	Warrants
Fair value as of December 31, 2021	$4,800,000	$4,192,000	$8,992,000
Change in fair value	(4,500,000)	(3,952,000)	(8,452,000)
Fair value as of December 31, 2022	$300,000	$240,000	$540,000